OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Mar. 31, 2019
Disclosure of operating segments [abstract]
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
The Company elected to organize its operating segments principally on the basis of its customer markets. The Company manages its operations through its three segments. Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker.

The Company has decided to disaggregate revenue from contracts with customers by segment, by products and services and by geographic location as the Company believes it best depicts how the nature, amount, timing and uncertainty of its revenue and cash flows are affected by economic factors.

Results by segment
The profitability measure employed by the Company for making decisions about allocating resources to segments and assessing segment performance is operating profit (hereinafter referred to as segment operating income). The accounting principles used to prepare the information by operating segments are the same as those used to prepare the Company’s consolidated financial statements. The method used for the allocation of assets jointly used by operating segments and costs and liabilities jointly incurred (mostly corporate costs) between operating segments is based on the level of utilization when determinable and measurable, otherwise the allocation is based on a proportion of each segment’s cost of sales and revenue.

	Civil Aviation		Defence
	Training Solutions		and Security		Healthcare			Total
	2019	2018	2019	2018	2019	2018	2019	2018
		Restated		Restated		Restated		Restated
External revenue	$1,875.8	$1,625.3	$1,306.7	$1,083.0	$121.6	$115.2	$3,304.1	$2,823.5
Depreciation and amortization
Property, plant and equipment	115.9	99.1	19.0	19.1	2.7	2.6	137.6	120.8
Intangible and other assets	41.3	37.5	27.5	30.8	10.8	10.5	79.6	78.8
Impairment of non-financial
assets – net (Note 21)	(4.9)	—	—	—	—	—	(4.9)	—
Write-downs of inventories – net	0.7	2.6	0.9	0.8	0.1	—	1.7	3.4
Write-downs (reversals of write-downs)
of accounts receivable – net	4.4	9.2	0.2	—	—	(0.1)	4.6	9.1
After tax share in profit of
equity accounted investees	23.0	32.2	10.4	11.0	—	—	33.4	43.2
Segment operating income	344.3	330.1	131.5	123.9	4.8	8.8	480.6	462.8

Capital expenditures which consist of additions to non-current assets (other than financial instruments and deferred tax assets), by segment are as follows:

	2019	2018
Civil Aviation Training Solutions	$260.1	$162.0
Defence and Security	65.7	49.2
Healthcare	12.6	10.0
Total capital expenditures	$338.4	$221.2

Addition of assets through the monetization of royalties
In November 2018, the Company agreed to monetize its future royalty obligations under an Authorized Training Provider agreement with Bombardier and extend this agreement to 2038. In December, the Company concluded the monetization transaction which resulted in a cash outlay of $202.7 million. The monetization represents the discounted sum of expected royalties payable by CAE over the next 20 years. As a result of this transaction, $156.7 million (Note 7 ) of intangible assets and $46.0 million (Note 6) of property, plant and equipment were recognized in the Civil Aviation Training Solutions segment.

Assets and liabilities employed by segment
The Company uses assets employed and liabilities employed to assess resources allocated to each segment. Assets employed include accounts receivable, contract assets, inventories, prepayments, property, plant and equipment, intangible assets, investment in equity accounted investees, derivative financial assets and other assets. Liabilities employed include accounts payable and accrued liabilities, provisions, contract liabilities, deferred gains and other liabilities and derivative financial liabilities.

Assets and liabilities employed by segment are reconciled to total assets and liabilities as follows:

	2019	2018
		Restated
Assets employed
Civil Aviation Training Solutions	$4,373.0	$3,072.8
Defence and Security	1,627.2	1,414.0
Healthcare	271.6	253.5
Assets not included in assets employed	893.7	1,039.9
Total assets	$7,165.5	$5,780.2
Liabilities employed
Civil Aviation Training Solutions	$1,098.3	$1,031.0
Defence and Security	595.2	469.8
Healthcare	48.8	42.0
Liabilities not included in liabilities employed	3,013.2	1,939.9
Total liabilities	$4,755.5	$3,482.7

Products and services information
The Company's revenue from external customers for its products and services are as follows:

	2019	2018
		Restated
Revenue
Simulation products	$1,473.8	$1,278.2
Training and services	1,830.3	1,545.3
	$3,304.1	$2,823.5

Geographic information
The Company markets its products and services globally. Revenues are attributed to countries based on the location of customers. Non-current assets other than financial instruments and deferred tax assets are attributed to countries based on the location of the assets.

	2019	2018
		Restated
Revenues from external customers
Canada	$253.3	$265.5
United States	1,283.3	1,068.2
United Kingdom	210.4	231.4
Germany	118.9	95.7
Netherlands	79.7	95.7
Spain	114.5	76.0
Other European countries	367.7	250.9
United Arab Emirates	109.0	110.0
China	226.5	207.6
Other Asian countries	361.1	268.2
Australia	50.1	55.8
Other countries	129.6	98.5
	$3,304.1	$2,823.5

	2019	2018
		Restated
Non-current assets other than financial instruments and deferred tax assets
Canada	$1,557.0	$903.2
United States	1,580.7	945.7
Brazil	116.4	118.1
United Kingdom	285.2	250.3
Luxembourg	187.0	194.1
Netherlands	196.9	223.6
Other European countries	336.5	324.8
Malaysia	177.6	197.1
Other Asian countries	177.8	149.2
Other countries	176.4	82.1
	$4,791.5	$3,388.2